Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ST Foundation [Member]
Related Party Transaction [Line Items]
Contributed cash amounts to ST Foundation	$ 500,000	$ 0	$ 500,000